Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 343	$ 243
Unamortized Capitalized Costs Related Software To Be Sold	0	0
Amortized Capitalized Costs Related Software To Be Sold	0	279
Impairment of capitalized software	0	649
Cash, FDIC Insured Amount	250
Royalty expense	$ 2,000
Royalty settlement description	An amount representing $2,000 less the aggregate amount of Skyword Royalties paid through such fifth year is deemed the "Remainder." If (i) the Remainder is $0, then no further action is necessary; (ii) if the Remainder is greater than $0, then Health Guru Media may pay the full dollar value of the Remainder to Skyword in full satisfaction of the obligation, or, (iii) if Health Guru Media does not exercise its option to pay the remainder in full, then Health Guru Media shall select a dollar value between $0 and the Remainder ("Settlement Value"). Skyword then has the option to accept receipt of the Settlement Value in full satisfaction or (iv) Skyword pays Health Guru Media the Settlement Value and thus reclaims all assets of the Gather business.
Discount rate	35.00%
Antidilutive securities excluded from computation of earnings per share	9,150,000	150,000
Computer Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives	Three years
Software Development [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives	Three years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives	Three to five years
Customer [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage		31.60%
Number of customers		2
Customer [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage		16.50%
Customer [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage		15.10%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	49.40%	15.30%
Number of customers	3	3
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	12.20%	3.70%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	12.80%	10.60%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	24.40%	1.00%
Accounts Payable [Member] | Vendor [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	34.10%	9.50%
Accounts Payable [Member] | Vendor One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	13.20%	23.00%
Revenue [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	52.90%	36.50%
Number of customers	3	3
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	22.20%	12.90%
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	15.60%	12.70%
Revenue [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	15.10%	10.90%
Revenue [Member] | Vendor [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of credit risk percentage	37.50%	38.40%
Number of vendors	1	2